FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

	Shares	Value (A)
Common Stocks — 99.0%
Energy — 78.9%
Exploration & Production — 23.7%
Anadarko Petroleum Corp.	275,000	$12,806,750
Cimarex Energy Co.	96,100	9,347,647
Concho Resources Inc. (C)	103,400	10,447,536
ConocoPhillips	491,100	19,776,597
EOG Resources, Inc.	322,300	23,392,534
EQT Corp.	133,700	8,992,662
Marathon Oil Corp.	571,000	6,360,940
Noble Energy, Inc.	302,300	9,495,243
Occidental Petroleum Corp.	321,600	22,007,088
Pioneer Natural Resources Co.	89,600	12,610,304
RSP Permian, Inc. (C)	147,000	4,268,880
Whiting Petroleum Corp. (C)	251,500	2,006,970

		141,513,151

Integrated Oil & Gas — 29.1%
Chevron Corp.	591,200	56,400,480
Exxon Mobil Corp.	1,404,730	117,421,381

		173,821,861

Oil Equipment & Services — 13.6%
Baker Hughes, Inc.	160,000	7,012,800
Halliburton Co.	506,770	18,101,825
National Oilwell Varco, Inc.	133,500	4,151,850
Oil States International Inc. (C)	170,000	5,358,400
Schlumberger Ltd.	562,800	41,506,500
Weatherford International plc (C)	645,000	5,018,100

		81,149,475

Pipelines — 4.6%
Kinder Morgan Inc.	541,000	9,662,260
Spectra Energy Corp.	456,400	13,965,840
Williams Companies, Inc.	242,600	3,898,582

		27,526,682

Refiners — 7.1%
Marathon Petroleum Corp.	264,600	9,837,828
Phillips 66	312,875	27,091,846
Valero Energy Corp.	83,000	5,323,620

		42,253,294

Renewable Energy Equipment — 0.8%
First Solar, Inc. (C)	71,800	4,916,146

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2016 (unaudited)

	Shares	Value (A)
Basic Materials — 20.1%
Chemicals — 17.2%
CF Industries Holdings, Inc.	263,745	$8,265,768
Dow Chemical Co.	449,056	22,838,988
E.I. du Pont de Nemours & Co.	70,200	4,445,064
Eastman Chemical Co.	119,300	8,617,039
H.B. Fuller Co.	177,700	7,543,365
LyondellBasell Industries N.V. (Class A)	241,000	20,624,780
Monsanto Co.	181,300	15,907,262
PPG Industries, Inc.	132,000	14,716,680

		102,958,946

General Industrials — 0.8%
Packaging Corp. of America	82,400	4,976,960

Gold & Precious Metals — 0.7%
SPDR Gold Trust (C)	35,200	4,139,520

Industrial Metals — 1.4%
Alcoa Inc. (B)	614,000	5,882,120
Freeport-McMoRan Inc. (C)	248,000	2,564,320

		8,446,440

Total Common Stocks (Cost $487,647,080)		591,702,475

Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Western Asset Institutional Cash Reserves Fund (Institutional Class), 0.44% (D)	5,175,815	5,175,815

Total Short-Term Investments (Cost $5,175,815)		5,175,815

Securities Lending Collateral — 1.0% (Cost $5,773,898)
Money Market Funds — 1.0%
Invesco Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.45% (D)	5,773,898	5,773,898

Total Investments — 100.9% of Net Assets (Cost $498,596,793)		$602,652,188

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Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

5

See accompanying notes.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

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Adams Natural Resources Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions - Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on the basis of specific identification.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a Valuation Committee ("Committee") to ensure that financial instruments are appropriately priced at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") and the 1940 Act. Subject to oversight by the Board of Directors, the Committee establishes methodologies and procedures to value securities for which market quotations are not readily available.

GAAP establishes the following fair value hierarchy that categorizes inputs used to measure fair value:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Money market funds are valued at net asset value. These securities are generally categorized as Level 1 in the hierarchy.

Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. These securities are generally categorized as Level 2 in the hierarchy.

At March 31, 2016, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$591,702,475	$--	$--	$591,702,475
Short-term investments	5,175,815	--	--	5,175,815
Securities lending collateral	5,773,898	--	--	5,773,898
Total investments	$602,652,188	$--	$--	$602,652,188

There were no transfers between levels during the three months ended March 31, 2016.

2. FEDERAL INCOME TAXES

As of March 31, 2016, the identified cost of securities for federal income tax purposes was $498,596,793 and net unrealized appreciation aggregated $104,055,395, consisting of gross unrealized appreciation of $182,118,280 and gross unrealized depreciation of $78,062,885.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. The Fund is subject to changes in the value of equity securities held in the normal course of pursuing its investment objectives.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2016, the Fund had securities on loan of $5,587,267 and held cash collateral of $5,773,898. The Fund is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 25, 2016

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 25, 2016